Notes Payable (Tables)	12 Months Ended
Dec. 31, 2022
Notes Payable [Abstract]
Schedule of Notes Payable	Notes payable at December 31, 2022 and 2021 consisted of the following:
	December 31, 2022	December 31, 2021
6% Subordinated Amortizing Promissory Notes	$465,805	$581,963
Loans on vehicles	230,235	396,351
Subtotal	696,040	943,923
Current portion of notes payable	(551,210)	(692,522)
Long-term notes payable	$144,830	$251,401

Schedule of Payments Due on Notes Payable and Financing Leases for the Succeeding Five Years	Following is a summary of payments due on notes payable for the succeeding five years:
Year Ending December 31,	Amount
2023	$551,210
2024	66,988
2025	52,231
2026	17,427
2027	8,184
Thereafter	-
Total payments	$696,040